Share-Based Expenses (Schedule of Number and Weighted Average Exercise Prices of Share Options) (Details)		12 Months Ended
		Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Weighted average exercise price
Balance at January 1 | $	[1]	$ 6.45	$ 5.43	$ 5.43
Forfeited during the year | $	[1]	7.99	6.83	7.09
Exercised during the year | $	[1]	6.27	3.59	1.7
Granted during the year | $	[1]	19.15	7.04	6.76
Outstanding at December 31 | $	[1]	9.76	6.45	5.43
Exercisable at December 31 | $	[1]	$ 7.68	$ 5.19	$ 2.91
Number of options
Balance at January 1 | shares		6,668,441	5,531,623	4,540,158
Forfeited during the year | shares		(387,447)	(235,718)	(364,408)
Exercised during the year | shares		(2,382,927)	(1,216,115)	(218,277)
Granted during the year | shares		882,250	2,588,651	1,574,150
Outstanding at December 31 | shares		4,780,317	6,668,441	5,531,623
Exercisable at December 31 | shares		1,595,666	1,882,267	1,949,459

[1]	The actual exercise price is denominated in NIS.